Matthews Japan Fund	March 31, 2020

Schedule of Investments[a] (unaudited)

COMMON EQUITIES: 98.6%

	Shares	Value
INFORMATION TECHNOLOGY: 23.2%
Electronic Equipment, Instruments & Components: 10.6%
Keyence Corp.	194,600	$62,566,345
Murata Manufacturing Co., Ltd.	839,700	41,745,482
TDK Corp.	428,400	32,939,319
Shimadzu Corp.	1,258,200	32,836,789

		170,087,935

Semiconductors & Semiconductor Equipment: 5.8%
Lasertec Corp.	1,118,300	51,855,197
Disco Corp.	132,700	25,817,165
Rohm Co., Ltd.	278,400	15,112,165

		92,784,527

IT Services: 3.1%
ITOCHU Techno-Solutions Corp.	1,770,600	50,427,338

Software: 2.6%
Infomart Corp.	3,188,900	20,985,124
Sansan, Inc.[b]	360,000	14,977,389
Freee KKb	152,600	4,905,276

		40,867,789

Technology Hardware, Storage & Peripherals: 1.1%
FUJIFILM Holdings Corp.	357,400	17,612,515

Total Information Technology		371,780,104

HEALTH CARE: 18.2%
Pharmaceuticals: 7.3%
Shionogi & Co., Ltd.	877,600	43,230,121
Eisai Co., Ltd.	452,800	33,121,157
Santen Pharmaceutical Co., Ltd.	1,356,800	23,285,085
Takeda Pharmaceutical Co., Ltd.	584,300	17,790,832

		117,427,195

Health Care Equipment & Supplies: 6.8%
Terumo Corp.	1,826,100	62,564,709
Asahi Intecc Co., Ltd.	1,909,700	47,230,833

		109,795,542

Biotechnology: 2.2%
PeptiDream, Inc.[b]	1,012,000	35,226,805

Health Care Technology: 1.9%
M3, Inc.	1,010,600	29,809,807

Total Health Care		292,259,349

INDUSTRIALS: 17.6%
Building Products: 5.9%
Daikin Industries, Ltd.	480,400	57,991,039
Aica Kogyo Co., Ltd.	977,400	27,887,635
Sanwa Holdings Corp.	1,194,800	9,278,836

		95,157,510

Professional Services: 5.9%
Nihon M&A Center, Inc.	1,510,100	41,128,877
Recruit Holdings Co., Ltd.	1,202,500	31,062,114
TechnoPro Holdings, Inc.	311,600	14,542,587

	Shares	Value
SMS Co., Ltd.	411,800	$7,941,885

		94,675,463

Construction & Engineering: 2.6%
Kyowa Exeo Corp.	1,889,900	41,909,257

Machinery: 2.4%
SMC Corp.	92,300	38,696,196

Electrical Equipment: 0.8%
Nidec Corp.	240,400	12,388,894

Total Industrials		282,827,320

CONSUMER DISCRETIONARY: 14.3%
Household Durables: 4.8%
Sony Corp.	1,307,500	77,447,906

Specialty Retail: 4.6%
Nitori Holdings Co., Ltd.	207,100	27,987,676
Fast Retailing Co., Ltd.	59,700	24,360,120
Hikari Tsushin, Inc.	132,400	22,154,891

		74,502,687

Distributors: 2.1%
PALTAC Corp.	682,700	33,811,631

Leisure Products: 1.4%
Bandai Namco Holdings, Inc.	468,800	22,738,320

Hotels, Restaurants & Leisure: 0.8%
Kyoritsu Maintenance Co., Ltd.	561,600	12,357,617

Multiline Retail: 0.6%
Pan Pacific International Holdings Corp.	481,700	9,122,106

Total Consumer Discretionary		229,980,267

COMMUNICATION SERVICES: 9.6%
Diversified Telecommunication Services: 4.3%
Nippon Telegraph & Telephone Corp.	2,876,900	68,805,721

Entertainment: 3.2%
Nintendo Co., Ltd.	130,500	50,719,297

Wireless Telecommunication Services: 2.1%
SoftBank Group Corp.	960,800	34,014,615

Total Communication Services		153,539,633

FINANCIALS: 5.7%
Insurance: 5.0%
Tokio Marine Holdings, Inc.	1,423,900	65,149,930
Dai-ichi Life Holdings, Inc.	1,339,000	15,900,801

		81,050,731

Banks: 0.7%
Mitsubishi UFJ Financial Group, Inc.	2,903,800	10,864,726

Total Financials		91,915,457

CONSUMER STAPLES: 5.6%
Personal Products: 2.7%
Kao Corp.	528,400	43,047,816

matthewsasia.com | 800.789.ASIA	1

Matthews Japan Fund	March 31, 2020

Schedule of Investments[a] (unaudited) (continued)

COMMON EQUITIES (continued)

	Shares	Value
Food Products: 1.6%
Ariake Japan Co., Ltd.	405,600	$25,597,591

Food & Staples Retailing: 1.3%
San-A Co., Ltd.	496,400	20,650,815

Total Consumer Staples		89,296,222

REAL ESTATE: 3.1%
Real Estate Management & Development: 3.1%
Mitsui Fudosan Co., Ltd.	1,551,700	26,867,244
Relo Group, Inc.	1,076,800	22,499,420

Total Real Estate		49,366,664

MATERIALS: 1.3%
Chemicals: 1.3%
Shin-Etsu Chemical Co., Ltd.	210,200	20,659,973

Total Materials		20,659,973

TOTAL INVESTMENTS: 98.6%		1,581,624,989
(Cost $1,540,243,291)

CASH AND OTHER ASSETS, LESS LIABILITIES: 1.4%		23,152,560

NET ASSETS: 100.0%		$1,604,777,549

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees.

b	Non-income producing security.

Other information regarding the Fund is available in the Funds’ most recent report to shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

2	MATTHEWS ASIA FUNDS